Finance Income and Finance Expenses - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Receivables From Contracts With Customers [Abstract]
Interest expense on senior secured bonds and convertible promissory notes	$ 120	$ 120
Interest expense on lease liabilities	50	49
Translation losses of balances of monetary assets and liabilities denominated in currencies	52	39
Other finance expenses related issuance of senior secured bond	$ 27	$ 29